Business Acquisition	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Business Combination [Abstract]
Business Acquisition

Note 4: Business Acquisition

On December 6, 2024, the Company entered into an Exclusive Source Code License agreement (the “License Agreement”) between AgingTopic, LLC (“AgingTopic”) and the Company where the Company has acquired, subject to certain payment milestones, the source code and business activities of AgingTopic, which constitutes substantially all of AgingTopic’s assets utilized in the creation of advertising revenue from blog postings. The entity that owns the business and source code is controlled by Ms. Amy Lance, the wife of Mack Leath. The agreement calls for a $5,000 cash payment upon execution, and certain royalty payments up to a maximum of $150,000, at which time it becomes a fully paid-up license. The royalty payments are to be repaid at 30% of net collection up to the first $50,000 has been repaid, after which the remaining $100,000 will be repaid based on 15% of net collections. After the payment of the $150,000 license fee, the Company will then pay a commission of 2.5% of net collections until 36 months after the date of the agreement.

This acquisition closed on December 6, 2024. The acquisition of AgingTopic is being accounted for as a business combination under ASC 805. The Company is continuing to gather evidence to evaluate what identifiable intangible assets were acquired, such as a customer list, and the fair value of each, and expects to finalize the fair value of the acquired assets within one year of the acquisition date. The Company assigned the preliminary fair value of the consideration paid of $155,000 to domain name intangible assets that are amortized over an estimated useful life of four years. AgingTopic had not yet generated revenues prior to the time of acquisition.

Note 5: Business Acquisition

On December 6, 2024, the Company entered into an Exclusive Source Code License agreement (the “License Agreement”) between AgingTopic, LLC (“AgingTopic”) and the Company where the Company has acquired, subject to certain payment milestones, the source code and business activities of AgingTopic, which constitutes substantially all of AgingTopic’s assets utilized in the creation of advertising revenue from blog postings. The entity that owns the business and source code is controlled by Ms. Amy Lance, the wife of Mack Leath. The agreement calls for a $5,000 cash payment upon execution, and certain royalty payments up to a maximum of $150,000, at which time it becomes a fully paid-up license. The royalty payments are to be repaid at 30% of net collection up to the first $50,000 has been repaid, after which the remaining $100,000 will be repaid based on 15% of net collections. After the payment of the $150,000 license fee, the Company will then pay a commission of 2.5% of net collections until 36 months after the date of the agreement.

This acquisition closed on December 6, 2024. The acquisition of AgingTopic is being accounted for as a business combination under ASC 805. The Company is continuing to gather evidence to evaluate what identifiable intangible assets were acquired, such as a customer list, and the fair value of each, and expects to finalize the fair value of the acquired assets within one year of the acquisition date. The Company assigned the preliminary fair value of the consideration paid of $155,000 to domain name intangible assets that are amortized over an estimated useful life of four years. AgingTopic had not yet generated revenues prior to the time of acquisition.